Note 2 - Summary of Significant Accounting Policies (FY) (Details)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 07, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash, Cash Equivalents, and Short-term Investments, Total		$ 3,000,000			$ 3,000,000		$ 1,600,000
Restricted Cash and Cash Equivalents, Total							500,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance		2,721,113			2,721,113		1,126,124	$ 3,617,234	$ 4,230,548
Cash Equivalents, at Carrying Value, Total							1,100,000	3,600,000
Short-term Investments, Total		313,737			313,737		452,301	503,810
Cash and Cash Equivalents, Period Increase (Decrease), Total					$ 1,594,989	$ (2,129,846)	(2,491,110)	(613,314)
Accounts Receivable, Allowance for Credit Loss, Current							$ 0	$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				0	0	0	0	0
Income Tax Expense (Benefit), Total		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares		597,557			597,557			597,557
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares		520,678			520,678		461,452
Common Stock, Capital Shares Reserved for Future Issuance | shares		76,879			76,879		136,105
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee | shares					100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years		10 years
The ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares		725,000			725,000		625,000
Percentage of Common Stock Outstanding of Preceding Year					10.00%		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Limited Per Year | shares		100,000			100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		15.00%			15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date					85.00%		85.00%
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dollar:Russian Ruble Exchange Rate	63.6852
Cash and Cash Equivalents, Period Increase (Decrease), Total	$ (0.005)
Certificates of Deposit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Short-term Investments, Total		$ 300,000			$ 300,000			$ 500,000
RUSSIAN FEDERATION
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash and Cash Equivalents, at Carrying Value, Ending Balance							$ 150,000
Cash and Cash Equivalent, Denominated in Rubles							120,000
Cash and Cash Equivalent, Denominated in U.S. Dollars							$ 30,000
Non-US [Member] | Geographic Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Concentration Risk, Percentage							14.00%